S000004438 [Member] Expense Example - iShares MSCI EAFE Value ETF - iShares MSCI EAFE Value ETF	Jun. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 418